LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

10.Leases

On January 1, 2022, the Company adopted ASC Topic 842, Lease (the “new lease standard”) by applying the modified retrospective approach to all leases. The Company recognized operating lease right-of-use (“ROU”) assets of $265 and $388, and corresponding lease liabilities of $265 and $388 for the years ended December 31, 2023 and 2024, respectively.

Significant assumptions and judgments

Incremental borrowing rate. As most of our leases do not provide an implicit interest rate, the Company use its incremental borrowing rate(“IBR”) 2.48% as of April 20, 2022, 2.64% as of August 15, 2022, 3.02% as of April 3, 2023, 4.00% as of September 1, 2024 at the commencement of the lease and estimate the IBR for each lease agreement taking into consideration lease contract term, collateral and entity credit ratings, and use sensitivity analyses to evaluate the reasonableness of the rates determined.

Lease balances and costs

All of the lease agreements that we have entered into are classified as operating leases.

Effective April 20, 2022, the Company entered into an agreement to lease usage of the Taiwan office with a third-party entity. The lease was for a 5-year term, early termination of the lease shall be paid twice of the monthly rent as punitive liquidated damages and forfeited security deposits. For Company business development needs to set up a subsidiary in Taiwan, it is required to have an office for registration. Therefore, the existing agreement owner subsidiary, new setup subsidiary and third-party jointly signed a supplementary agreement to revise and transfer the original lease obligation and right to new setup subsidiary effective from December 1, 2024, which caused gains on lease modification $33 recorded in the consolidated statements of operations and comprehensive loss, all the terms remain the same as original.

Effective August 15, 2022, the Company entered into an agreement to lease usage of our Australia office with a third-party entity. The lease was for a 3-year term, early termination of the lease may apply the proportion of any incentive which must be repaid to the lessor.

Effective April 3, 2023, the Company entered into an agreement to lease usage of our USA San Diego office with a third-party entity. The lease was for a 3.25-year term, early termination of the lease is not accepted.

Effective September 1, 2024, the Company entered into an agreement to lease for an office parking space in the same building of our Taiwan office with a third-party entity. The lease was for a 2.92-year term, early termination allowed with a written notice 30 days in advance.

Supplemental balance sheet information related to leases consists of the following:

		As of December 31,	As of December 31,
	Classification	2023	2024
Assets
Operating lease – ROU assets	Right-of-use assets	$811	$521

Liabilities
Operating lease liabilities	Current portion	$308	$276
Operating lease liabilities	Non-current portion	578	261
Total lease liabilities		$886	$537

Operating lease costs were $134, $260 and $281 for the years ended December 31, 2022, 2023 and 2024, respectively, which excluded short-term lease costs. Short-term lease costs were $62, $34 and $35 for the years ended December 31, 2022, 2023 and 2024, respectively.

Cash payments for operating leases were $87, $269 and $325 for the years ended December 31, 2022, 2023 and 2024, respectively.

At December 31, 2023 and 2024, the weighted average incremental borrowing rate were 2.63% and 3.67%, and the weighted average remaining lease term for the operating leases held by the Company were 37 months and 26 months, respectively.

The following table sets forth the Company’s minimum lease payments in future periods:

As of December 31,
2024
For the year ending December 31,
2025	$291
2026	187
2027	80

Total minimum lease payments	$558
Less: imputed interest	(21)

Total:	$537